Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 363	$ 411
Liability	(443)	(394)
Net	(80)	17
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	185	168
Liability	(118)	(185)
Net	67	(17)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	178	243
Liability	(325)	(209)
Net	$ (147)	$ 34